UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Cohen & Steers International Realty Fund, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK 95.7%
AUSTRALIA 13.3%
DIVERSIFIED 5.6%
BGP Holdings PLC (EUR)(a),(b),(c)	56,622,235	$0
Dexus Property Group	15,913,773	14,341,321
GPT Group	7,198,872	23,265,683
Mirvac Group	10,473,058	12,692,762
Stockland	4,262,298	12,980,394
		63,280,160
OFFICE 1.0%
Commonwealth Property Office Fund	11,739,402	11,977,852
RETAIL 6.7%
Westfield Group	6,853,154	62,682,737
Westfield Retail Trust	5,174,189	13,827,980
		76,510,717
TOTAL AUSTRALIA		151,768,729
BRAZIL 2.6%
OFFICE 0.6%
BR Properties SA	472,170	6,062,979
RESIDENTIAL 1.0%
MRV Engenharia e Participacoes SA	1,601,394	11,360,515
RETAIL 1.0%
BR Malls Participacoes SA	900,695	11,738,220
TOTAL BRAZIL		29,161,714
CANADA 7.1%
DIVERSIFIED 1.0%
Dundee Real Estate Investment Trust	338,657	11,951,202
OFFICE 1.8%
Brookfield Office Properties (USD)	1,157,760	20,202,912

	Number of Shares	Value
RESIDENTIAL 1.3%
Boardwalk REIT	263,088	$15,060,730
RETAIL 3.0%
Primaris Retail REIT	288,810	6,265,826
RioCan REIT	1,022,093	27,697,803
		33,963,629
TOTAL CANADA		81,178,473
FRANCE 7.0%
DIVERSIFIED 1.7%
Gecina SA	88,368	9,232,868
ICADE	112,184	10,008,066
		19,240,934
RETAIL 5.3%
Klepierre	177,579	6,157,763
Unibail-Rodamco	270,211	54,039,029
		60,196,792
TOTAL FRANCE		79,437,726
GERMANY 2.0%
RESIDENTIAL 1.4%
Deutsche Wohnen AG	1,108,414	16,379,468
RETAIL 0.6%
Deutsche Euroshop AG	174,836	6,167,577
TOTAL GERMANY		22,547,045

	Number of Shares	Value
HONG KONG 25.9%
DIVERSIFIED 17.8%
Agile Property Holdings Ltd.	5,022,000	$5,787,986
Hang Lung Properties Ltd.	7,682,000	28,193,367
Henderson Land Development Co., Ltd.	2,927,000	16,075,687
Hysan Development Co., Ltd.	140,000	557,076
Kerry Properties Ltd.	3,123,500	14,037,660
Sino Land Co., Ltd.	18,194,400	29,052,747
Sun Hung Kai Properties Ltd.	5,818,969	72,310,462
Wharf Holdings Ltd.	6,753,900	36,702,433
		202,717,418
HOTEL 0.5%
Shangri-La Asia Ltd.	2,450,000	5,344,502
OFFICE 4.0%
Hongkong Land Holdings Ltd. (USD)	7,834,771	45,520,020
RESIDENTIAL 2.9%
China Overseas Land & Investment Ltd.	8,749,100	16,606,903
Country Garden Holdings Co.	43,728,012	16,836,767
		33,443,670
RETAIL 0.7%
Link REIT	2,333,000	8,682,411
TOTAL HONG KONG		295,708,021
INDONESIA 0.8%
RESIDENTIAL 0.8%
Summarecon Agung Tbk PT	50,087,000	8,599,802
RETAIL 0.0%
Ciputra Development Tbk PT	5,590,000	440,158
TOTAL INDONESIA		9,039,960

	Number of Shares	Value
JAPAN 12.3%
DIVERSIFIED 10.4%
Mitsubishi Estate Co., Ltd.	2,236,600	$39,884,277
Mitsui Fudosan Co., Ltd.	2,256,434	43,154,948
Nomura Real Estate Holdings	855,700	15,083,560
Sumitomo Realty & Development Co., Ltd.	472,000	11,376,586
United Urban Investment Corp.	8,285	9,459,134
		118,958,505
OFFICE 1.0%
Nippon Building Fund	1,247	11,841,754
RESIDENTIAL 0.9%
Advance Residence Investment	5,075	9,632,506
TOTAL JAPAN		140,432,765
NETHERLANDS 1.8%
RETAIL
Corio NV	187,390	9,884,414
Eurocommercial Properties NV	268,741	10,182,706
		20,067,120
NORWAY 0.2%
OFFICE
Norwegian Property ASA	1,678,655	2,617,579
PHILIPPINES 2.0%
DIVERSIFIED 0.7%
Ayala Land	16,648,582	8,046,071
RETAIL 1.3%
SM Prime Holdings	38,979,886	15,343,195
TOTAL PHILIPPINES		23,389,266
SINGAPORE 6.8%
DIVERSIFIED 1.1%
Capitaland Ltd.	5,059,000	12,556,446

	Number of Shares	Value
HOTEL 1.8%
CDL Hospitality Trusts	7,161,000	$9,883,724
City Developments Ltd.	1,119,000	10,103,536
		19,987,260
INDUSTRIAL 1.3%
Global Logistic Properties Ltd.(c)	8,625,991	15,096,599
OFFICE 1.0%
CapitaCommercial Trust	11,838,829	11,489,894
RETAIL 1.6%
CapitaMall Trust	8,182,000	11,748,546
CapitaMalls Asia Ltd.	4,878,000	6,344,640
		18,093,186
TOTAL SINGAPORE		77,223,385
SWEDEN 2.9%
OFFICE
Castellum AB	1,428,749	18,000,277
Fabege AB	1,814,447	15,646,513
		33,646,790
THAILAND 0.9%
RETAIL
Central Pattana PCL	6,516,900	9,717,258
UNITED KINGDOM 10.1%
DIVERSIFIED 7.7%
British Land Co., PLC	3,568,561	27,392,292
Hammerson PLC	3,347,737	22,254,169
Land Securities Group PLC	2,709,031	31,306,631
Shaftesbury PLC	786,463	6,195,395
		87,148,487
INDUSTRIAL 0.5%
Segro PLC	1,564,738	5,876,574

		Number of Shares	Value
OFFICE 1.4%
Derwent London PLC		577,614	$16,121,953
SELF STORAGE 0.5%
Big Yellow Group PLC		1,264,521	5,744,192
TOTAL UNITED KINGDOM			114,891,206
TOTAL COMMON STOCK (Identified cost—$940,361,643)			1,090,827,037
SHORT-TERM INVESTMENTS 1.4%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(d)		8,250,000	8,250,000
Federated Government Obligations Fund, 0.01%(d)		8,250,000	8,250,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$16,500,000)			16,500,000

TOTAL INVESTMENTS (Identified cost—$956,861,643)	97.1%		1,107,327,037

OTHER ASSETS IN EXCESS OF LIABILITIES	2.9		32,635,432

NET ASSETS	100.0%		$1,139,962,469

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Illiquid security. Aggregate holdings equal 0.0% of net assets of the Fund.
(b)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(c)	Non-income producing security.
(d)	Rate quoted represents the seven day yield of the fund.

Sector Summary	% of Net Assets
Diversified	46.0%
Retail	22.9
Office	14.0
Residential	8.3
Other	4.3
Hotel	2.2
Industrial	1.8
Self Storage	0.5
100.0%

Cohen & Steers International Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Under procedures approved by the Fund’s Board of Directors, the advisor has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures which are approved annually by the Fund’s Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Cohen & Steers International Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the beginning of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 31, 2012.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$1,090,827,037	$1,090,827,037	$—	$—	(a)
Money Market Funds	16,500,000	—	16,500,000	—
Total Investments	$1,107,327,037	$1,090,827,037	$16,500,000	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security. Its likelihood of having value in the future is remote.

Cohen & Steers International Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 2. Income Tax Information

As of March 31, 2012, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$956,861,643
Gross unrealized appreciation	$159,591,655
Gross unrealized depreciation	(9,126,261)
Net unrealized appreciation	$150,465,394

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: May 25, 2012